UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital, LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, Arkansas  72202

13F File Number:  028-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark A. Lee
Title:     Manager
Phone:     501.663.4491

Signature, Place, and Date of Signing:

 /s/ Mark A. Lee     Little Rock, Arkansas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $471,258 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105     9152  1478144 SH       SOLE                           1478144
ABBOTT LABS                    COM              002824100     1289    20000 SH       SOLE                    20000
ALPHA NATURAL RESOURCES INC    COM              02076X102      327    37500 SH       SOLE                    37500
ANGIODYNAMICS INC              COM              03475V101     1197    99684 SH       SOLE                    99684
BAKER HUGHES INC               COM              057224107      991    24100 SH       SOLE                    24100
BANCFIRST CORP                 COM              05945F103    17788   424428 SH       SOLE                                     424428
BB&T CORP                      COM              054937107    24429   791879 SH       SOLE                            791879
BUCKEYE TECHNOLOGIES INC       COM              118255108     1715    60204 SH       SOLE                    60204
CARDINAL FINL CORP             COM              14149F109    15432  1256665 SH       SOLE                                    1256665
CENTERSTATE BANKS INC          COM              15201P109     9999  1398447 SH       SOLE                           1398447
COLUMBIA BKG SYS INC           COM              197236102    20913  1113012 SH       SOLE                           1113012
COMERICA INC                   COM              200340107    27696   901857 SH       SOLE                            901857
CVR ENERGY INC                 COM              12662P108     2815   105900 SH       SOLE                   105900
EAGLE BANCORP INC MD           COM              268948106     7685   487914 SH       SOLE                                     487914
FIFTH THIRD BANCORP            COM              316773100    22512  1680000 SH       SOLE                                    1680000
FIRST CONN BANCORP INC MD      COM              319850103    10858   804296 SH       SOLE                                     804296
FIRST FINL HLDGS INC           COM              320239106     7352   685782 SH       SOLE                                     685782
FIRST HORIZON NATL CORP        COM              320517105    21776  2517399 SH       SOLE                                    2517399
GENERAL MLS INC                COM              370334104      996    25844 SH       SOLE                    25844
GLACIER BANCORP INC NEW        COM              37637Q105     9430   609940 SH       SOLE                                     609940
HANCOCK HLDG CO                COM              410120109    25727   845168 SH       SOLE                            845168
HERITAGE FINL CORP WASH        COM              42722X106    11167   762253 SH       SOLE                                     762253
HOME BANCSHARES INC            COM              436893200    10963   358500 SH       SOLE                            358500
IBERIABANK CORP                COM              450828108    22408   444172 SH       SOLE                            444172
INTEL CORP                     COM              458140100     1066    40000 SH       SOLE                    40000
ISHARES TR                     DJ SEL DIV INX   464287168      787    14000 SH       SOLE                    14000
ISHARES TR                     MSCI EAFE INDEX  464287465      500    10000 SH       SOLE                    10000
ISHARES TR                     RUSSELL MIDCAP   464287499     2002    19000 SH       SOLE                    19000
JOHNSON & JOHNSON              COM              478160104     1203    17800 SH       SOLE                    17800
KAISER FED FINL GROUP INC      COM              483056107      435    29452 SH       SOLE                    29452
KINROSS GOLD CORP              COM NO PAR       496902404      842   103300 SH       SOLE                   103300
MCDERMOTT INTL INC             COM              580037109     1018    91360 SH       SOLE                    91360
MEDASSETS INC                  COM              584045108     1600   118973 SH       SOLE                   118973
MIDSOUTH BANCORP INC           COM              598039105     4663   331188 SH       SOLE                                     331188
OLD NATL BANCORP IND           COM              680033107    22418  1866597 SH       SOLE                           1866597
OMNIAMERICAN BANCORP INC       COM              68216R107    13751   641670 SH       SOLE                            641670
PARK STERLING CORP             COM              70086Y105     6725  1427734 SH       SOLE                           1427734
PHILLIPS 66                    COM              718546104      515    15500 SH       SOLE                    15500
PLUM CREEK TIMBER CO INC       COM              729251108      994    25047 SH       SOLE                    25047
POWERSHARES ETF TRUST          INTL DIV ACHV    73935X716      876    60000 SH       SOLE                    60000
PRIMEENERGY CORP               COM              74158E104     1172    43574 SH       SOLE                    43574
PROCTER & GAMBLE CO            COM              742718109     1256    20505 SH       SOLE                    20505
ROSE ROCK MIDSTREAM L P        COM U REP LTD    777149105     3443   140913 SH       SOLE                   140913
S Y BANCORP INC                COM              785060104     5865   244868 SH       SOLE                                     244868
SANDY SPRING BANCORP INC       COM              800363103    18486  1026998 SH       SOLE                           1026998
SCBT FINANCIAL CORP            COM              78401V102    25148   713424 SH       SOLE                            713424
SUNCOR ENERGY INC NEW          COM              867224107     2608    90095 SH       SOLE                    90095
SUNTRUST BKS INC               COM              867914103    28601  1180385 SH       SOLE                           1180385
TORTOISE MLP FD INC            COM              89148B101      300    12000 SH       SOLE                    12000
TRONOX INC                     COM              Q9235V101     4316    34482 SH       SOLE                    34482
UMB FINL CORP                  COM              902788108    23318   455164 SH       SOLE                            455164
UNITED PARCEL SERVICE INC      CL B             911312106     1110    14092 SH       SOLE                    14092
UNITED STATES OIL FUND LP      UNITS            91232N108      891    28000 SH       SOLE                    28000
WASHINGTON BKG CO OAK HBR WA   COM              937303105     8600   618738 SH       SOLE                                     618738
WASTE MGMT INC DEL             COM              94106L109     1069    32000 SH       SOLE                    32000
WINDSTREAM CORP                COM              97381W104     1063   110000 SH       SOLE                   110000